SUPPLEMENT DATED MAY 30, 2025
TO

PROSPECTUS AND UPDATING SUMMARY PROSPECTUS
EACH DATED MAY 1, 2025
FOR
DELAWARE LIFE MASTERS PRIME® VARIABLE ANNUITY

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT F

Appendix A to the Prospectus is updated as follows:

The Current Expenses number for BlackRock Global Allocation V.I. Fund Class III is 1.02%2.

___________________
2This Fund’s current expenses are subject to a temporary expense reimbursement and/or fee waiver.  Please refer to the Fund’s prospectus for more information.

THE CONTRACT REFERENCED IN THIS SUPPLEMENT IS NO LONGER FOR SALE

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE